UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21423

                               The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Dividend & Income Trust

Semiannual Report — June 30, 2017

(Y)our Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2017, the net asset value (“NAV”) total return of The Gabelli Dividend & Income Trust (the “Fund”) was 7.3%, compared with a total return of 9.3% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was 10.3%. The Fund’s NAV per share was $23.25 while the price of the publicly traded shares closed at $21.82 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2017.

Comparative Results

Average Annual Returns through June 30, 2017 (a) (Unaudited)					Since
	Year to Date	1 Year	5 Year	10 Year	Inception (11/28/03)
Gabelli Dividend & Income Trust
NAV Total Return (b)	7.30%	14.31%	12.56%	5.83%	8.07%
Investment Total Return (c)	10.29	21.67	14.90	7.35	8.09
S&P 500 Index	9.34	17.90	14.63	7.18	8.51
Dow Jones Industrial Average	9.36	22.07	13.39	7.53	8.62
Nasdaq Composite Index.	14.75	28.37	17.45	10.23	9.90
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and adjustment for the spin-off and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions and adjustment for the spin-off. Since inception return is based on an initial offering price of $20.00.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2017:

The Gabelli Dividend & Income Trust

Financial Services	18.8%
Food and Beverage	14.2%
Health Care	8.7%
Energy and Utilities: Oil	5.4%
Retail	4.3%
Telecommunications	4.0%
Diversified Industrial	3.9%
Consumer Products	3.4%
U.S. Government Obligations	2.9%
Aerospace	2.2%
Automotive: Parts and Accessories	2.2%
Business Services	2.2%
Specialty Chemicals	2.1%
Entertainment	2.0%
Energy and Utilities: Services	1.9%
Electronics	1.8%
Energy and Utilities: Integrated	1.7%
Environmental Services	1.7%
Equipment and Supplies	1.7%
Machinery.	1.6%
Computer Software and Services	1.6%
Cable and Satellite	1.5%
Energy and Utilities: Natural Gas	1.5%

Building and Construction	1.4%
Broadcasting	1.0%
Metals and Mining	1.0%
Transportation	0.7%
Automotive	0.6%
Computer Hardware	0.6%
Communications Equipment	0.4%
Energy and Utilities: Electric	0.4%
Energy and Utilities: Water	0.4%
Hotels and Gaming	0.4%
Real Estate	0.4%
Aviation: Parts and Services	0.3%
Consumer Services	0.3%
Energy and Utilities	0.3%
Wireless Communications	0.2%
Paper and Forest Products	0.1%
Closed-End Funds	0.1%
Publishing	0.1%
Agriculture	0.0%*

100.0%

*	Amount represents less than 0.05%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend & Income Trust

Schedule of Investments — June 30, 2017 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 96.4%
	Aerospace — 2.2%
255,731	Aerojet Rocketdyne Holdings Inc.†	$3,116,704	$5,319,205
34,000	Kaman Corp.	675,256	1,695,580
104,000	Rockwell Automation Inc.	4,480,794	16,843,840
1,507,000	Rolls-Royce Holdings plc	11,374,835	17,488,564
106,997,000	Rolls-Royce Holdings plc, Cl. C†	137,502	139,359
69,500	The Boeing Co.	5,316,902	13,743,625

		25,101,993	55,230,173

	Agriculture — 0.0%
2,000	Bunge Ltd.	128,286	149,200

	Automotive — 0.6%
175,000	Ford Motor Co.	2,343,890	1,958,250
45,000	General Motors Co.	1,675,166	1,571,850
263,000	Navistar International Corp.†	6,783,164	6,898,490
80,000	PACCAR Inc.	3,526,656	5,283,200

		14,328,876	15,711,790

	Automotive: Parts and Accessories — 2.2%
21,213	Adient plc	997,011	1,386,906
277,000	Dana Inc.	4,896,763	6,185,410
70,000	Delphi Automotive plc	4,941,763	6,135,500
342,000	Genuine Parts Co.	20,969,203	31,723,920
5,900	Lear Corp.	714,022	838,272
27,000	O’Reilly Automotive Inc.†	4,748,986	5,905,980
25,000	Visteon Corp.†	2,333,971	2,551,500

		39,601,719	54,727,488

	Aviation:Parts and Services — 0.3%
92,000	Arconic Inc.	1,951,196	2,083,800
82,000	KLX Inc.†	3,250,737	4,100,000
21,101	Rockwell Collins Inc.	2,067,687	2,217,293

		7,269,620	8,401,093

	Broadcasting — 1.0%
24,900	CBS Corp., Cl. A, Voting	1,372,540	1,613,769
15,000	Liberty Broadband Corp., Cl. C†	798,727	1,301,250
61,764	Liberty Global plc, Cl. A†	982,066	1,983,859
323,571	Liberty Global plc, Cl. C†	7,151,796	10,088,932
12,000	Liberty Media Corp.-
	Liberty SiriusXM, Cl. A†	293,384	503,760
30,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	782,390	1,251,000
105,000	MSG Networks Inc., Cl. A†	870,548	2,357,250
110,000	Tribune Media Co., Cl. A	4,092,654	4,484,700

		16,344,105	23,584,520

	Building and Construction — 1.4%
75,000	Armstrong Flooring Inc.†	1,331,861	1,347,750

			Market
Shares		Cost	Value
78,000	Fortune Brands Home & Security Inc.	$1,037,580	$5,088,720
231,050	Herc Holdings Inc.†	8,507,034	9,084,886
431,318	Johnson Controls
	International plc.	14,001,229	18,701,953
85,000	Layne Christensen Co.†	1,128,183	747,150

		26,005,887	34,970,459

	Business Services — 2.2%
25,000	Aramark	645,416	1,024,500
100,000	Diebold Nixdorf Inc.	2,787,335	2,800,000
150,000	Fly Leasing Ltd., ADR†	2,036,969	2,017,500
5,000	Jardine Matheson Holdings Ltd.	304,206	321,000
27,000	JCDecaux SA	891,687	885,671
244,000	Macquarie Infrastructure Corp.	14,120,124	19,129,600
175,000	Mastercard Inc., Cl. A	3,891,019	21,253,750
43,000	Stericycle Inc.†	3,357,308	3,281,760
27,000	The Brink’s Co.	686,974	1,809,000
25,000	Visa Inc., Cl. A	2,167,723	2,344,500

		30,888,761	54,867,281

	Cable and Satellite — 1.4%
65,000	AMC Networks Inc., Cl. A†	2,460,582	3,471,650
2,445	Charter Communications Inc., Cl. A†	347,387	823,598
15,000	Cogeco Inc.	296,908	780,768
160,000	Comcast Corp., Cl. A	3,570,839	6,227,200
190,000	DISH Network Corp., Cl. A†	5,800,419	11,924,400
50,000	EchoStar Corp., Cl. A†	1,296,581	3,035,000
9,507	Liberty Global plc LiLAC, Cl. A†	165,069	206,967
22,116	Liberty Global plc LiLAC, Cl. C†	568,678	473,504
153,000	Rogers Communications Inc., Cl. B	3,393,082	7,223,130
25,000	WideOpenWest Inc.†	425,000	435,000

		18,324,545	34,601,217

	Communications Equipment — 0.4%
330,000	Corning Inc.	4,042,401	9,916,500

	Computer Hardware — 0.6%
105,000	Apple Inc.	7,545,291	15,122,100

	Computer Software and Services — 1.6%
9,000	Alphabet Inc., Cl. A†	2,388,254	8,367,120
5,527	Alphabet Inc., Cl. C†	2,859,790	5,022,551
35,000	Blucora Inc.†	438,146	742,000
214	CommerceHub Inc., Cl. A†	1,498	3,728
427	CommerceHub Inc., Cl. C†	2,989	7,447
15,000	CyrusOne Inc.	298,392	836,250

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
35,000	Donnelley Financial Solutions Inc.†	$743,750	$803,600
17,437	DXC Technology Co.	1,171,677	1,337,767
35,000	eBay Inc.†	782,634	1,222,200
605,000	Hewlett Packard Enterprise Co.	10,252,974	10,036,950
50,000	Internap Corp.†	244,685	183,500
155,000	Microsoft Corp.	5,752,172	10,684,150

		24,936,961	39,247,263

	Consumer Products — 3.4%
3,000	Altria Group Inc.	64,791	223,410
90,000	Avon Products Inc.†	492,768	342,000
30,000	Church & Dwight Co. Inc.	1,199,580	1,556,400
60,000	Coty Inc., Cl. A	992,400	1,125,600
355,000	Edgewell Personal Care Co.†	29,192,523	26,987,100
65,000	Energizer Holdings Inc.	2,053,583	3,121,300
100,000	Hanesbrands Inc.	491,452	2,316,000
15,000	Kimberly-Clark Corp.	1,154,350	1,936,650
29,000	Philip Morris International Inc.	1,503,629	3,406,050
7,000	Stanley Black & Decker Inc.	544,312	985,110
875,000	Swedish Match AB	12,546,472	30,815,637
144,000	The Procter & Gamble Co.	8,051,715	12,549,600

		58,287,575	85,364,857

	Consumer Services — 0.3%
47,000	Ashtead Group plc.	821,565	972,714
853	Liberty Expedia Holdings Inc., Cl. A†	19,923	46,079
100,000	Liberty Interactive Corp. QVC Group, Cl. A†	1,752,579	2,454,000
23,279	Liberty Ventures, Cl. A†	787,988	1,217,259
44,000	ServiceMaster Global Holdings Inc.†	1,664,273	1,724,360

		5,046,328	6,414,412

	Diversified Industrial — 3.9%
92,000	Bouygues SA	3,213,947	3,879,480
55,000	Eaton Corp. plc	2,591,564	4,280,650
796,000	General Electric Co.	16,733,782	21,499,960
109,468	Griffon Corp.	2,320,701	2,402,825
331,000	Honeywell International Inc.	20,700,880	44,118,990
56,000	ITT Inc.	1,056,566	2,250,080
10,000	Jardine Strategic Holdings Ltd.	341,284	416,900
20,000	Pentair plc	778,525	1,330,800
4,000	Sulzer AG.	394,160	453,436
268,000	Textron Inc.	2,821,490	12,622,800
300,000	Toray Industries Inc.	2,239,436	2,508,024

		53,192,335	95,763,945

Shares		Cost	Market Value

	Electronics — 1.8%
12,000	Agilent Technologies Inc.	$496,304	$711,720
13,000	Emerson Electric Co.	774,560	775,060
224,000	Intel Corp.	4,427,953	7,557,760
435,000	Sony Corp., ADR	8,565,261	16,612,650
70,000	TE Connectivity Ltd.	2,377,312	5,507,600
100,000	Texas Instruments Inc.	2,905,588	7,693,000
30,000	Thermo Fisher Scientific Inc.	3,709,773	5,234,100

		23,256,751	44,091,890

	Energy and Utilities: Electric — 0.4%
12,000	ALLETE Inc.	392,843	860,160
10,000	American Electric Power Co. Inc.	359,450	694,700
10,000	Edison International	366,166	781,900
17,000	El Paso Electric Co.	589,006	878,900
70,000	Electric Power Development Co. Ltd.	1,833,684	1,728,918
15,000	Great Plains Energy Inc.	291,507	439,200
12,000	Pinnacle West Capital Corp.	468,584	1,021,920
45,000	The AES Corp.	465,618	499,950
34,000	WEC Energy Group Inc.	1,203,337	2,086,920

		5,970,195	8,992,568

	Energy and Utilities: Integrated — 1.7%
24,000	Avangrid Inc.	948,914	1,059,600
26,000	Avista Corp.	490,519	1,103,960
4,000	Black Hills Corp.	104,480	269,880
26,000	Chubu Electric Power Co. Inc.	448,302	345,010
216,000	CONSOL Energy Inc.†	4,548,888	3,227,040
100,000	Edison SpA†	220,882	57,279
20,000	Endesa SA	506,664	460,744
230,000	Enel SpA	1,051,884	1,233,090
95,208	Eversource Energy	1,695,895	5,780,078
34,000	Hawaiian Electric Industries Inc.	794,771	1,100,920
401,000	Hera SpA	792,954	1,225,616
10,000	Hokkaido Electric Power Co. Inc.	107,280	76,106
24,000	Hokuriku Electric Power Co.	386,941	216,155
45,000	Iberdrola SA, ADR	952,490	1,427,625
127,000	Korea Electric Power Corp., ADR	1,758,452	2,282,190
44,000	Kyushu Electric Power Co. Inc.	692,790	533,594
29,000	MGE Energy Inc.	621,355	1,866,150
55,000	NextEra Energy Inc.	2,834,957	7,707,150
49,000	NiSource Inc.	397,054	1,242,640
57,500	OGE Energy Corp.	685,360	2,000,425
14,000	Ormat Technologies Inc.	210,000	821,520
30,000	Public Service Enterprise Group Inc.	906,080	1,290,300

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Integrated (Continued)
58,000	Shikoku Electric Power Co. Inc	$1,066,813	$682,747
50,000	The Chugoku Electric Power Co. Inc.	851,464	550,789
20,000	The Kansai Electric Power Co. Inc.	278,704	275,083
45,000	Tohoku Electric Power Co. Inc.	663,612	622,138
28,000	Vectren Corp.	787,543	1,636,320
75,000	Westar Energy Inc.	1,972,641	3,976,500

		26,777,689	43,070,649

	Energy and Utilities: Natural Gas — 1.5%
50,000	Delta Natural Gas Co. Inc.	667,803	1,523,500
100,000	Kinder Morgan Inc.	2,966,565	1,916,000
306,000	National Fuel Gas Co.	9,107,495	17,087,040
36,666	National Grid plc	574,588	454,540
24,750	National Grid plc, ADR	1,223,561	1,554,795
14,000	ONEOK Inc.	699,820	730,240
83,000	Sempra Energy	2,552,631	9,358,250
30,000	South Jersey Industries Inc.	476,644	1,025,100
44,000	Southwest Gas Holdings Inc.	1,159,950	3,214,640

		19,429,057	36,864,105

	Energy and Utilities: Oil — 5.4%
119,000	Anadarko Petroleum Corp.	7,318,527	5,395,460
40,000	Apache Corp.	2,708,043	1,917,200
153,000	BP plc, ADR	5,505,679	5,301,450
10,121	California Resources Corp.†	192,071	86,535
35,000	Chesapeake Energy Corp.†	551,306	173,950
163,000	Chevron Corp.	13,118,648	17,005,790
238,700	ConocoPhillips	12,369,479	10,493,252
85,000	Devon Energy Corp.	4,774,463	2,717,450
130,000	Eni SpA, ADR	4,844,846	3,907,800
158,000	Exxon Mobil Corp.	10,466,704	12,755,340
47,000	Hess Corp.	2,031,593	2,061,890
250,000	Marathon Oil Corp.	5,838,400	2,962,500
260,000	Marathon Petroleum Corp.	6,333,587	13,605,800
79,000	Murphy Oil Corp.	3,520,300	2,024,770
200,000	Occidental Petroleum Corp.	9,904,047	11,974,000
200	PetroChina Co. Ltd., ADR	12,118	12,256
20,000	Petroleo Brasileiro SA, ADR†	266,014	159,800
128,000	Phillips 66	10,180,010	10,584,320
200,000	Repsol SA, ADR	4,155,562	3,082,000
230,000	Royal Dutch Shell plc, Cl. A, ADR	11,514,731	12,233,700
530,000	Statoil ASA, ADR	8,630,341	8,760,900
145,000	Total SA, ADR	6,538,739	7,190,550

		130,775,208	134,406,713

Shares		Cost	Market Value
	Energy and Utilities: Services — 1.9%
52,000	ABB Ltd., ADR	$566,254	$1,294,800
115,000	Baker Hughes Inc.	6,976,437	6,268,650
40,000	Diamond Offshore Drilling Inc.†	1,549,169	433,200
395,000	Halliburton Co.	14,840,957	16,870,450
49,000	Oceaneering International Inc.	1,198,537	1,119,160
162,000	Schlumberger Ltd.	7,780,671	10,666,080
15,000	Seventy Seven Energy Inc.†	0	0
2,562,000	Weatherford International plc†.	23,975,338	9,914,940

		56,887,363	46,567,280

	Energy and Utilities: Water — 0.4%
12,000	American States Water Co.	150,968	568,920
35,000	American Water Works Co. Inc.	830,899	2,728,250
74,000	Aqua America Inc.	998,965	2,464,200
50,000	Mueller Water Products Inc., Cl. A	567,098	584,000
30,000	Severn Trent plc	764,139	852,588
31,000	SJW Group	548,204	1,524,580
8,000	The York Water Co.	104,289	278,800
6,000	United Utilities Group plc, ADR	168,600	138,360

		4,133,162	9,139,698

	Entertainment — 2.0%
8,981	Liberty Media Corp.- Liberty Braves, Cl. C†	137,575	215,275
10,000	Live Nation Entertainment Inc.†	274,452	348,500
28,000	Take-Two Interactive Software Inc.†	274,447	2,054,640
32,233	The Madison Square Garden Co, Cl. A†	1,620,528	6,346,678
185,000	Time Warner Inc.	7,585,296	18,575,850
183,000	Twenty-First Century Fox Inc., Cl. A	5,810,055	5,186,220
248,000	Twenty-First Century Fox Inc., Cl. B	6,792,393	6,911,760
8,000	Viacom Inc., Cl. A	355,600	304,400
165,000	Viacom Inc., Cl. B	7,721,835	5,539,050
180,000	Vivendi SA	4,656,757	4,006,899

		35,228,938	49,489,272

	Environmental Services — 1.7%
225,000	Republic Services Inc.	7,892,835	14,339,250
23,000	Veolia Environnement SA	275,698	485,986
146,870	Waste Connections Inc.	4,580,976	9,461,333
260,000	Waste Management Inc.	10,116,612	19,071,000

		22,866,121	43,357,569

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies — 1.7%
92,000	CIRCOR International Inc.	$2,307,769	$5,462,960
40,000	Flowserve Corp.	1,937,855	1,857,200
55,000	Graco Inc.	3,009,892	6,010,400
164,000	Mueller Industries Inc.	3,555,087	4,993,800
598,000	RPC Inc.	2,837,635	12,085,580
130,000	Sealed Air Corp.	3,131,382	5,818,800
50,000	Tenaris SA, ADR	2,047,967	1,557,000
94,000	The Timken Co.	3,525,103	4,347,500

		22,352,690	42,133,240

	Financial Services — 18.8%
8,000	Alleghany Corp.†	2,949,449	4,758,400
492,000	American Express Co.	27,652,382	41,446,080
572,000	American International Group Inc.	27,797,851	35,761,440
310,000	Bank of America Corp.	2,043,743	7,520,600
13,000	Berkshire Hathaway Inc., Cl. B†	1,551,035	2,201,810
50,000	Blackhawk Network Holdings Inc.†	1,166,363	2,180,000
20,000	BlackRock Inc.	3,031,089	8,448,200
110,000	Citigroup Inc.	4,429,104	7,356,800
24,229	Cohen & Steers Inc.	981,095	982,244
29,000	Cullen/Frost Bankers Inc.	2,169,036	2,723,390
1,500	EXOR NV	65,945	81,190
3,000	FCB Financial Holdings Inc., Cl. A†	137,615	143,250
283,342	Fifth Street Finance Corp.	1,909,648	1,377,042
95,000	FNF Group.	1,441,104	4,258,850
30,000	FNFV Group†	182,958	474,000
275,000	H&R Block Inc.	6,393,071	8,500,250
45,000	HRG Group Inc.†	730,648	796,950
37,000	HSBC Holdings plc, ADR	2,070,772	1,716,430
60,000	Interactive Brokers Group Inc., Cl. A	2,276,489	2,245,200
200,000	Invesco Ltd.	4,757,439	7,038,000
580,000	JPMorgan Chase & Co.	25,067,078	53,012,000
136,000	Key Corp.	2,050,530	2,548,640
30,000	Kinnevik AB, Cl. B	663,872	918,371
89,250	KKR & Co. LP	1,829,625	1,660,050
521,000	Legg Mason Inc.	15,513,876	19,881,360
42,000	M&T Bank Corp.	2,747,488	6,801,900
250,000	Morgan Stanley	4,849,899	11,140,000
72,000	National Australia Bank Ltd., ADR	854,233	819,720
190,000	Navient Corp.	1,534,624	3,163,500
170,000	New York Community Bancorp Inc.	2,844,696	2,232,100
114,000	Northern Trust Corp.	5,341,292	11,081,940
195,000	PayPal Holdings Inc.†	6,480,673	10,465,650
55,000	Resona Holdings Inc.	250,738	302,445

Shares		Cost	Market Value
205,000	SLM Corp.†	$1,044,610	$2,357,500
224,000	State Street Corp.	10,858,356	20,099,520
268,000	T. Rowe Price Group Inc.	15,872,069	19,888,280
899,000	The Bank of New York Mellon Corp.	27,988,231	45,866,980
2,000	The Goldman Sachs Group Inc.	312,050	443,800
160,000	The Hartford Financial Services Group Inc.	5,305,199	8,411,200
289,000	The PNC Financial Services Group Inc.	18,336,513	36,087,430
122,000	The Travelers Companies Inc.	7,437,471	15,436,660
115	Trisura Group Ltd.†	1,337	1,916
65,000	U.S. Bancorp	2,095,199	3,374,800
55,000	W. R. Berkley Corp.	2,149,943	3,804,350
550,000	Waddell & Reed Financial Inc., Cl. A	10,188,445	10,384,000
644,000	Wells Fargo & Co.	21,955,795	35,684,040
6,000	Willis Towers Watson plc	477,521	872,760

		287,788,199	466,751,038

	Food and Beverage — 14.2%
8,000	Ajinomoto Co. Inc.	137,110	172,589
10,000	Brown-Forman Corp., Cl. B	341,437	486,000
115,000	Campbell Soup Co.	3,812,255	5,997,250
1,000,000	China Mengniu Dairy Co. Ltd.	1,245,706	1,959,667
66,000	Chr. Hansen Holding A/S	2,705,045	4,800,203
405,000	Conagra Brands Inc.	11,504,070	14,482,800
30,500	Constellation Brands Inc., Cl. A	632,029	5,908,765
237,222	Danone SA	11,894,472	17,830,801
3,900,000	Davide Campari-Milano SpA	11,190,086	27,483,610
80,000	Diageo plc, ADR	8,745,265	9,586,400
170,000	Dr Pepper Snapple Group Inc.	5,524,070	15,488,700
70,954	Flowers Foods Inc.	1,053,433	1,228,214
439,000	General Mills Inc.	16,811,065	24,320,600
18,000	Heineken Holding NV	747,987	1,649,839
279,000	ITO EN Ltd.	6,134,333	10,170,260
120,000	Kellogg Co.	7,879,236	8,335,200
370,000	Kikkoman Corp.	4,412,978	11,809,735
340,000	Lamb Weston Holdings Inc.	10,564,020	14,973,600
115,000	Maple Leaf Foods Inc.	2,167,576	2,903,378
1,000	McCormick & Co. Inc., Cl. V	101,660	97,630
863,000	Mondelēz International Inc., Cl. A	24,068,433	37,272,970
150,000	Morinaga Milk Industry Co. Ltd.	588,860	1,141,587
2,000	National Beverage Corp.	163,804	187,120
38,000	Nestlé SA	2,601,131	3,307,018
35,000	Nestlé SA, ADR	2,563,158	3,052,000
160,000	Nissin Foods Holdings Co. Ltd.	5,465,019	9,986,219

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
1,678,000	Parmalat SpA	$5,037,836	$5,807,090
339,450	Parmalat SpA, GDR(a)(b)	981,615	1,173,105
204,000	PepsiCo Inc.	14,151,107	23,559,960
62,000	Pernod Ricard SA	5,311,274	8,302,876
40,000	Pinnacle Foods Inc.	2,270,704	2,376,000
20,000	Post Holdings Inc.†	1,319,861	1,553,000
25,000	Remy Cointreau SA	1,396,049	2,919,627
18,000	Suntory Beverage & Food Ltd.	573,702	835,386
244,000	The Kraft Heinz Co.	12,415,865	20,896,160
552,000	The Coca-Cola Co.	14,918,214	24,757,200
7,000	The J.M. Smucker Co.	690,177	828,310
15,000	TreeHouse Foods Inc.†	1,267,246	1,225,350
30,000	Unilever plc, ADR	960,480	1,623,600
10,000	United Natural Foods Inc.†	483,174	367,000
324,000	Yakult Honsha Co. Ltd.	8,320,490	22,036,897

		213,152,032	352,893,716

	Health Care — 8.6%
194,000	Abbott Laboratories	6,441,423	9,430,340
71,144	AdCare Health Systems Inc.†	154,598	68,298
16,000	Aetna Inc.	1,119,172	2,429,280
135,000	Akorn Inc.†	3,570,257	4,527,900
140,000	Alere Inc.†.	4,961,225	7,026,600
92,000	Allergan plc	18,980,327	22,364,280
42,100	AmerisourceBergen Corp.	2,410,024	3,979,713
12,500	Amgen Inc.	2,032,294	2,152,875
10,000	Anthem Inc.	885,792	1,881,300
52,849	Baxter International Inc.	1,926,655	3,199,490
10,000	Becton, Dickinson and Co.	1,496,549	1,951,100
830,000	BioScrip Inc.†	2,968,140	2,253,450
19,000	Bristol-Myers Squibb Co.	1,006,494	1,058,680
7,000	Chemed Corp.	453,403	1,431,710
20,000	Cigna Corp.	2,288,988	3,347,800
45,000	DaVita Inc.†	2,734,777	2,914,200
75,000	Depomed Inc.†	1,220,154	805,500
100,000	Eli Lilly & Co.	4,323,602	8,230,000
120,000	Envision Healthcare Corp.†	7,932,524	7,520,400
40,000	Express Scripts Holding Co.†	2,831,314	2,553,600
40,000	Gerresheimer AG	2,664,055	3,217,671
70,000	Gilead Sciences Inc.	5,823,067	4,954,600
65,000	HCA Healthcare Inc.†	3,773,801	5,668,000
12,500	Henry Schein Inc.†	1,417,250	2,287,750
6,000	Incyte Corp.†	735,380	755,460
30,000	Integer Holdings Corp.†	788,074	1,297,500
122,000	Johnson & Johnson	9,682,512	16,139,380
200,000	Kindred Healthcare Inc.	3,315,844	2,330,000
22,000	Laboratory Corp. of America Holdings†	2,359,330	3,391,080
11,575	Ligand Pharmaceuticals Inc.†	1,181,398	1,405,205
85,000	Mallinckrodt plc†	5,254,719	3,808,850
25,000	McKesson Corp.	3,634,946	4,113,500

Shares		Cost	Market Value
20,000	Medtronic plc	$1,474,769	$1,775,000
214,000	Merck & Co. Inc.	8,317,096	13,715,260
50,000	Mylan NV†	2,900,000	1,941,000
300,000	NeoGenomics Inc.†	2,365,485	2,688,000
45,000	Orthofix International NV†	1,458,930	2,091,600
112,500	Owens & Minor Inc.	2,399,108	3,621,375
94,000	Patterson Cos., Inc.	3,250,636	4,413,300
649,548	Pfizer Inc.	13,794,774	21,818,317
15,000	Stryker Corp.	1,296,830	2,081,700
40,000	Tenet Healthcare Corp.†	1,983,184	773,600
15,000	The Cooper Companies Inc.	1,841,776	3,591,300
26,000	UnitedHealth Group Inc.	2,399,585	4,820,920
20,000	Zimmer Biomet Holdings Inc.	1,551,002	2,568,000
162,159	Zoetis Inc.	4,993,477	10,115,478

		160,394,740	214,510,362

	Hotels and Gaming — 0.4%
19,000	Accor SA	654,124	890,713
100,000	Boyd Gaming Corp.	577,960	2,481,000
300,000	Ladbrokes Coral Group plc	472,316	447,394
52,000	Las Vegas Sands Corp.	2,356,286	3,322,280
400,000	Mandarin Oriental International Ltd.	680,880	800,000
25,000	Ryman Hospitality Properties Inc.	1,343,722	1,600,250
6,000	Wyndham Worldwide Corp.	424,345	602,460

		6,509,633	10,144,097

	Machinery — 1.6%
170,000	CNH Industrial NV, Borsa Italiana.	1,339,904	1,925,155
1,005,000	CNH Industrial NV, New York	6,902,724	11,436,900
88,000	Deere & Co.	5,003,270	10,875,920
289,000	Xylem Inc.	9,423,466	16,019,270

		22,669,364	40,257,245

	Metals and Mining — 1.0%
65,000	Agnico Eagle Mines Ltd.	2,061,450	2,932,800
23,000	Alcoa Corp.	483,239	750,950
20,000	Alliance Holdings GP LP	312,153	474,000
200,000	Barrick Gold Corp.	3,846,060	3,182,000
8,000	BHP Billiton Ltd., ADR	217,549	284,720
36,000	Franco-Nevada Corp.	1,500,629	2,597,563
135,000	Freeport-McMoRan Inc.†	1,688,345	1,621,350
336,000	Newmont Mining Corp.	14,059,283	10,883,040
3,200	South32 Ltd., ADR	27,089	32,928
80,000	TimkenSteel Corp.†	1,050,154	1,229,600

		25,245,951	23,988,951

	Paper and Forest Products — 0.1%
64,000	International Paper Co.	2,918,317	3,623,040

	Publishing — 0.1%
600	Graham Holdings Co., Cl. B	296,058	359,790

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Publishing (Continued)
107,000	News Corp., Cl. B	$1,606,462	$1,514,050

		1,902,520	1,873,840

	Real Estate — 0.4%
19,500	Brookfield Asset Management Inc., Cl. A	132,340	764,595
74,000	Crown Castle International Corp.	2,702,072	7,413,320
18,000	Forest City Realty Trust Inc., Cl. A	439,998	435,060
16,000	QTS Realty Trust Inc., Cl. A	347,357	837,280
24,000	Uniti Group Inc.†	621,892	603,360
25,000	Weyerhaeuser Co.	797,792	837,500

		5,041,451	10,891,115

	Retail — 4.3%
105,000	AutoNation Inc.†	5,157,037	4,426,800
381,000	CVS Health Corp.	21,567,221	30,655,260
260,000	Hertz Global Holdings Inc.†	8,013,175	2,990,000
135,000	Ingles Markets Inc., Cl. A	2,134,014	4,495,500
5,181	J Alexander’s Holdings Inc.†	29,780	63,467
50,000	Kate Spade & Co.†	924,000	924,500
25,000	Kohl’s Corp.	1,268,182	966,750
90,000	Lowe’s Companies Inc.	2,027,654	6,977,700
118,000	Macy’s Inc.	1,938,053	2,742,320
40,000	Murphy USA Inc.†	1,594,399	2,964,400
225,000	Rite Aid Corp.†	1,781,128	663,750
25,000	Rush Enterprises Inc., Cl. B†	599,173	910,250
275,000	Sally Beauty Holdings Inc.†	4,365,683	5,568,750
120,000	Seven & i Holdings Co. Ltd.	3,637,248	4,937,631
80,000	Starbucks Corp.	4,372,640	4,664,800
40,000	The Home Depot Inc.	1,491,260	6,136,000
10,000	The Kroger Co.	210,500	233,200
188,500	Walgreens Boots Alliance Inc.	7,935,183	14,761,435
20,000	Wal-Mart Stores Inc.	970,066	1,513,600
253,000	Whole Foods Market Inc.	7,985,835	10,653,830

		78,002,231	107,249,943

	Specialty Chemicals — 2.1%
8,880	AdvanSix Inc.†	169,963	277,411
35,000	Air Products & Chemicals Inc.	3,102,394	5,007,100
58,000	Ashland Global Holdings Inc.	1,640,197	3,822,780
1,000	Axalta Coating Systems Ltd.†	25,039	32,040
162,000	E. I. du Pont de Nemours and Co.	9,210,164	13,075,020
460,000	Ferro Corp.†	3,141,173	8,413,400
35,000	International Flavors & Fragrances Inc.	4,330,609	4,725,000
89,000	Olin Corp.	1,629,332	2,694,920
5,000	Praxair Inc.	556,243	662,750
9,000	The Chemours Co.	58,593	341,280

Shares		Cost	Market Value
124,000	The Dow Chemical Co.	$5,506,030	$7,820,680
199,229	Valvoline Inc.	2,597,142	4,725,712

		31,966,879	51,598,093

	Telecommunications — 3.9%
260,000	AT&T Inc.	8,066,836	9,809,800
225,000	BCE Inc.	5,904,845	10,134,000
500,000	Deutsche Telekom AG, ADR	8,506,922	9,007,500
69,000	Harris Corp.	5,981,667	7,526,520
195,000	Hellenic Telecommunications Organization SA, ADR	1,323,723	1,155,960
74,000	Loral Space & Communi- cations Inc.†	3,109,618	3,074,700
50,000	Orange SA, ADR	1,066,612	799,000
50,000	Pharol SGPS SA†	14,182	17,418
39,000	Proximus SA	1,195,261	1,364,381
50,084	Telefonica SA, ADR	718,792	520,373
295,000	Telekom Austria AG	1,968,837	2,318,112
23,000	Telenet Group Holding NV†	1,046,305	1,448,763
150,000	Telephone & Data Systems Inc.	4,429,792	4,162,500
110,000	Telstra Corp. Ltd., ADR	2,014,389	1,817,200
135,000	TELUS Corp.	1,405,698	4,660,200
40,000	T-Mobile US Inc.†	2,310,516	2,424,800
40,000	VEON Ltd., ADR	230,241	156,400
710,086	Verizon Communications Inc.	30,582,912	31,712,441
191,545	Vodafone Group plc, ADR	7,850,882	5,503,088
30,000	Windstream Holdings Inc.	147,865	116,400

		87,875,895	97,729,556

	Transportation — 0.7%
30,000	Daseke Inc.†	267,000	333,900
239,000	GATX Corp.	7,386,430	15,360,530
16,500	Kansas City Southern	277,030	1,726,725

		7,930,460	17,421,155

	Wireless Communications — 0.2%
130,000	United States Cellular Corp.†	5,740,722	4,981,600

	TOTAL COMMON STOCKS	1,615,860,251	2,396,099,033

	CLOSED-END FUNDS — 0.1%
55,000	Altaba Inc.†	1,844,052	2,996,400

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Energy and Utilities — 0.3%
128,000	El Paso Energy Capital Trust I, 4.750%	4,617,789	6,412,800

	Telecommunications — 0.1%
53,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,813,938	2,650,530

	TOTAL CONVERTIBLE PREFERRED STOCKS	6,431,727	9,063,330

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	PREFERRED STOCKS — 0.1%
	Health Care — 0.1%
45,722	AdCare Health Systems Inc., 10.875%, Ser. A	$911,324	$982,566
133,681	The Phoenix Companies Inc., 7.450%, 01/15/32	2,857,139	2,506,519

		3,768,463	3,489,085

	TOTAL PREFERRED STOCKS	3,768,463	3,489,085

	RIGHTS — 0.0%
	Retail — 0.0%
400,000	Safeway Casa Ley, CVR, expire 01/30/19†	68,714	194,000
400,000	Safeway PDC, CVR, expire 01/30/18†	0	6,000

	TOTAL RIGHTS	68,714	200,000

Principal Amount

	CONVERTIBLE CORPORATE BONDS — 0.1%
	Cable and Satellite — 0.1%
$ 1,700,000	DISH Network Corp. 3.375%, 08/15/26(b)	1,700,000	2,069,750

	CORPORATE BONDS — 0.0%
	Equipmentand Supplies — 0.0%
820,000	Mueller Industries Inc., 6.000%, 03/01/27	820,000	844,600

	Real Estate — 0.0%
450,000	Palm Harbor Homes Inc., 3.250%, 05/15/24	392,663	67,207

	TOTAL CORPORATE BONDS	1,212,663	911,807

	U.S. GOVERNMENT OBLIGATIONS — 2.9%
71,998,000	U.S. Treasury Bills, 0.632% to 1.106%††, 07/06/17 to 12/21/17	71,894,027	71,892,803

TOTAL INVESTMENTS — 100.0%		$1,702,779,897	2,486,722,208

Market Value

Other Assets and Liabilities (Net)	$(10,677,955)

PREFERRED STOCK
(9,603,095 preferred shares outstanding)	(559,257,875)

NET ASSETS — COMMON STOCK
(82,432,426 common shares outstanding)	$1,916,786,378

NET ASSET VALUE PER COMMON SHARE
($1,916,786,378 ÷ 82,432,426 shares outstanding)	$23.25

(a)	At June 30, 2017, the Fund held a restricted and illiquid security amounting to $1,173,105 or 0.05% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Dates	Acquisition Cost	06/30/17 Carrying Value Per Share
339,450	Parmalat SpA, GDR	12/02/03-12/11/03	$ 981,615	$3.4559

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the market value of Rule 144A securities amounted to $3,242,855 or 0.13% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
Long Positions
North America	82.0%	$2,039,182,371
Europe	13.3	330,938,673
Japan	3.5	85,543,963
Latin America	1.0	25,808,187
Asia/Pacific	0.2	5,249,014

Total Investments	100.0%	$2,486,722,208

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $1,702,779,897)	$2,486,722,208
Foreign currency, at value (cost $26,409)	26,433
Deposit at brokers	122
Receivable for investments sold	896,011
Dividends and interest receivable	3,863,221
Deferred offering expense	111,487
Prepaid expenses	20,104

Total Assets	2,491,639,586

Liabilities:
Payable to custodian	8,730
Distributions payable	241,201
Payable for investments purchased	8,283,106
Payable for investment advisory fees	3,942,962
Payable for payroll expenses	46,938
Payable for accounting fees	11,250
Payable for auction agent fees (a)	2,840,609
Other accrued expenses	220,537

Total Liabilities.	15,595,333

Cumulative Preferred Shares each at $0.001 par value:
Series A (5.875%, $25 liquidation value, 3,200,000 shares authorized with 3,048,019 shares issued and outstanding)	76,200,475
Series B (Auction Market, $25,000 liquidation value, 4,000 shares authorized with 3,600 shares issued and outstanding)	90,000,000
Series C (Auction Market, $25,000 liquidation value, 4,800 shares authorized with 4,320 shares issued and outstanding)	108,000,000
Series D (6.000%, $25 liquidation value, 2,600,000 shares authorized with 2,542,296 shares issued and outstanding)	63,557,400
Series E (Auction Rate, $25,000 liquidation value, 5,400 shares authorized with 4,860 shares issued and outstanding)	121,500,000
Series G (5.250%, $25 liquidation value, 4,000,000 shares authorized with 4,000,000 shares issued and outstanding)	100,000,000

Total Preferred Shares	559,257,875

Net Assets Attributable to Common Shareholders	$1,916,786,378

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,149,071,767
Distributions in excess of net investment income .	(537,043)
Distributions in excess of net realized gain on investments and foreign currency transactions .	(15,690,546)
Net unrealized appreciation on investments	783,942,311
Net unrealized depreciation on foreign currency translations	(111)

Net Assets.	$1,916,786,378

Net Asset Value per Common Share at $0.001 par value:
($1,916,786,378 ÷ 82,432,426 shares outstanding; unlimited number of shares authorized)	$23.25

(a)	This amount represents auction agent fees accrued for earlier fiscal periods, and not for the period covered by this report.

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $791,822)	$28,664,235
Interest	(521,503)*

Total Income.	28,142,732

Expenses:
Investment advisory fees.	12,136,393
Shareholder communications expenses	206,307
Custodian fees.	126,148
Trustees’ fees	111,922
Payroll expenses.	111,759
Legal and audit fees.	59,948
Shareholder services fees	27,177
Accounting fees.	22,500
Interest expense	198
Miscellaneous expenses	138,930

Total Expenses	12,941,282

Less:
Expenses paid indirectly by broker (See Note 3)	(8,060)

Net Expenses	12,933,222

Net Investment Income	15,209,510

Net Realized and Unrealized Gain/Loss on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	24,544,870

Net realized gain on securities sold short	40,445
Net realized loss on foreign currency transactions	(24,721)

Net realized gain/loss on investments, securities sold short, and foreign currency transactions	24,560,594

Net change in unrealized appreciation/depreciation:
on investments	103,811,048
on securities sold short	372,068
on foreign currency translations	21,515

Net change in unrealized appreciation/ depreciation on investments, securities sold short, and foreign currency translations	104,204,631

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	128,765,225

Net Increase in Net Assets Resulting from Operations	143,974,735

Total Distributions to Preferred Shareholders	(11,199,014)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$132,775,721

*	Includes amortization of bond premiums which exceeded the aggregate of interest accrued to income for the period.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
Operations:
Net investment income	$15,209,510		$29,496,817
Net realized gain on investments, securities sold short, and foreign currency transactions	24,560,594		98,145,898
Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	104,204,631		104,514,850

Net Increase in Net Assets Resulting from Operations	143,974,735		232,157,565

Distributions to Preferred Shareholders:
Net investment income	(4,485,005	)*	(4,280,021)
Net realized capital gain	(6,714,009	)*	(14,184,648)

Total Distributions to Preferred Shareholders.	(11,199,014)		(18,464,669)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	132,775,721		213,692,896

Distributions to Common Shareholders:
Net investment income	(10,881,080	)*	(25,229,902)
Net realized capital gain	(15,332,431	)*	(83,604,970)
Return of Capital	(28,191,890	)*	—

Total Distributions to Common Shareholders	(54,405,401)		(108,834,872)

Fund Share Transactions:
Adjustment to offering costs for preferred shares	11,000		—
Net decrease from repurchase of common shares (includes transaction costs)	—		(2,017,929)
Offering costs for preferred shares charged to paid-in capital	—		(3,374,809)

Net Increase/(Decrease) in Net Assets from Fund Share Transactions	11,000		(5,392,738)

Net Increase in Net Assets Attributable to Common Shareholders	78,381,320		99,465,286
Net Assets Attributable to Common Shareholders:
Beginning of year	1,838,405,058		1,738,939,772

End of period (including undistributed net investment income of $0 and $0, respectively)	$1,916,786,378		$1,838,405,058

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014	2013	2012
Operating Performance:
Net asset value, beginning of year	$22.30		$21.07		$23.57		$24.18	$18.58	$17.24

Net investment income	0.18		0.36		0.30		0.41	0.36	0.47
Net realized and unrealized gain/(loss) on investments, securities sold short, swap contracts, and foreign currency transactions	1.56		2.45		(1.39)		1.54	6.45	2.00

Total from investment operations	1.74		2.81		(1.09)		1.95	6.81	2.47

Distributions to Preferred Shareholders: (a)
Net investment income	(0.05	)*	(0.05)		(0.06)		(0.03)	(0.05)	(0.09)
Net realized gain	(0.08	)*	(0.17)		(0.12)		(0.15)	(0.13)	(0.08)

Total distributions to preferred shareholders	(0.13)		(0.22)		(0.18)		(0.18)	(0.18)	(0.17)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	1.61		2.59		(1.27)		1.77	6.63	2.30

Distributions to Common Shareholders:
Net investment income	(0.13	)*	(0.31)		(0.31)		(0.39)	(0.31)	(0.37)
Net realized gain	(0.19	)*	(1.01)		(0.65)		(1.97)	(0.72)	(0.31)
Return of capital	(0.34	)*	—		(0.28)		(0.02)	—	(0.28)

Total distributions to common shareholders	(0.66)		(1.32)		(1.24)		(2.38)	(1.03)	(0.96)

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	—		0.00	(b)	0.01		—	0.00 (b)	0.00 (b)
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	0.00	(b)	(0.04)		—		—	—	—

Total from Fund share transactions	0.00		(0.04)		0.01		—	0.00 (b)	0.00 (b)

Net Asset Value Attributable to Common Shareholders, End of Period	$23.25		$22.30		$21.07		$23.57	$24.18	$18.58

NAV total return †	7.30%		12.70%		(5.59)%		7.48%	36.47%	14.40%

Market value, end of period	$21.82		$20.04		$18.46		$21.66	$22.17	$16.18

Investment total return ††	10.29%		16.47%		(9.32)%		8.82%	44.38%	11.38%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$2,476,044		$2,397,663		$2,198,198		$2,410,290	$2,460,474	$1,998,057
Net assets attributable to common shares, end of period (in 000’s)	$1,916,786		$1,838,405		$1,738,940		$1,951,032	$2,001,217	$1,538,799
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	1.62	%(c)	1.69%		1.60%		1.71%	1.65%	2.62%
Ratio of operating expenses to average net assets attributable to common shares before fees waived	1.38	%(c)(d)	1.39	%(d)	1.33	%(d)	1.36%	1.34%	1.41%
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any	1.38	%(c)(d)	1.39	%(d)	1.09	%(d)	1.36%	1.34%	1.41%
Ratio of operating expenses to average net assets including liquidation value of preferred shares before fees waived	1.07	%(c)(d)	1.07	%(d)	1.07	%(d)	1.10%	1.07%	1.08%
Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction, if any	1.07	%(c)(d)	1.07	%(d)	0.88	%(d)	1.10%	1.07%	1.08%
Portfolio turnover rate	5.1%		15.6%		8.1%		18.4%	15.8%	14.5%

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012
Cumulative Preferred Stock:
5.875% Series A Preferred Shares
Liquidation value, end of period (in 000’s)	$ 76,201	$76,201	$76,201	$76,201	$76,200	$76,200
Total shares outstanding (in 000’s)	3,048	3,048	3,048	3,048	3,048	3,048
Liquidation preference per share	$ 25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (e)	$ 26.13	$26.32	$25.63	$25.26	$25.31	$25.72
Asset coverage per share(f)	$ 110.68	$107.18	$119.66	$131.21	$133.94	$108.77
Series B Auction Market Preferred Shares
Liquidation value, end of period (in 000’s)	$ 90,000	$90,000	$90,000	$90,000	$90,000	$90,000
Total shares outstanding (in 000’s)	4	4	4	4	4	4
Liquidation preference per share	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value (g)	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(f)	$110,684	$107,181	$119,660	$131,206	$133,938	$108,766
Series C Auction Market Preferred Shares
Liquidation value, end of period (in 000’s)	$108,000	$108,000	$108,000	$108,000	$108,000	$108,000
Total shares outstanding (in 000’s)	4	4	4	4	4	4
Liquidation preference per share	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value (g)	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(f)	$110,684	$107,181	$119,660	$131,206	$133,938	$108,766
6.000% Series D Preferred Shares
Liquidation value, end of period (in 000’s)	$ 63,557	$63,557	$63,557	$63,557	$63,557	$63,557
Total shares outstanding (in 000’s)	2,542	2,542	2,542	2,542	2,542	2,542
Liquidation preference per share	$ 25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (e)	$ 26.35	$26.58	$25.70	$25.53	$26.25	$26.79
Asset coverage per share(f)	$ 110.68	$107.18	$119.66	$131.21	$133.94	$108.77
Series E Auction Rate Preferred Shares
Liquidation value, end of period (in 000’s)	$121,500	$121,500	$121,500	$121,500	$121,500	$121,500
Total shares outstanding (in 000’s)	5	5	5	5	5	5
Liquidation preference per share	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value (g)	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(f)	$110,684	$107,181	$119,660	$131,206	$133,938	$108,766
5.250% Series G Preferred Shares
Liquidation value, end of year (in 000’s)	$100,000	$100,000	—	—	—	—
Total shares outstanding (in 000’s)	4,000	4,000	—	—	—	—
Liquidation preference per share	$ 25.00	$25.00	—	—	—	—
Average market value (e)	$ 25.11	$25.20	—	—	—	—
Asset coverage per share(f)	$ 110.68	$107.18
Asset Coverage (h)	443%	429%	479%	525%	536%	435%

†

For the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, and 2013, based on net asset value per share and reinvestment of distributions at net asset value on the ex-dividend date. The year ended 2012 was based on net asset value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2017 and the years ended December 31, 2016 and 2015, there was no impact on the expense ratios.

(e)	Based on weekly prices.
(f)	Asset coverage per share is calculated by combining all series of preferred shares.
(g)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(h)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend & Income Trust (the “Fund”) currently operates as a diversified closed-end management investment company organized as a Delaware statutory trust on November 18, 2003 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on November 28, 2003.

The Fund’s investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$55,090,814	—	$139,359	$ 55,230,173
Energy and Utilities: Integrated	43,013,370	—	57,279	43,070,649
Energy and Utilities: Services	46,567,280	—	0	46,567,280
Other Industries (a)	2,251,230,931	—	—	2,251,230,931
Total Common Stocks	2,395,902,395	—	196,638	2,396,099,033
Closed-End Funds	2,996,400	—	—	2,996,400
Convertible Preferred Stocks (a)	9,063,330	—	—	9,063,330
Preferred Stocks (a)	982,566	$ 2,506,519	—	3,489,085
Rights (a)	—	200,000	—	200,000
Convertible Corporate Bonds (a)	—	2,069,750	—	2,069,750
Corporate Bonds (a)	—	844,600	67,207	911,807
U.S. Government Obligations	—	71,892,803	—	71,892,803
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,408,944,691	$77,513,672	$263,845	$2,486,722,208

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2017, the Fund had transfers of $2,493,993 or 0.14% and $7,364,510 or 0.40% of net assets as of December 31, 2016, respectively. Transfers from Level 1 to Level 2 and Level 2 to Level 1 are due to a decline or an increase in market activity, e.g., frequency of trades, respectively, which resulted in a decrease or an increase in available market inputs to determine price. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2017, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. For restricted securities the Fund held as of June 30, 2017, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Distribution, subject to the maximum federal income tax rate and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.875% Series A Preferred Shares, Series B Auction Market Preferred Shares, Series C Auction Market Preferred Shares, 6.000% Series D Preferred Shares, Series E Auction Rate Preferred Shares, and 5.250% Series G Preferred Shares (“Preferred Shares”) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term gain)	$25,936,252	$4,400,284
Net long term capital gains	82,898,620	14,064,385

Total distributions paid	$108,834,872	$18,464,669

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2016, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$869,364
Undistributed long term capital gains	2,508,342
Net unrealized appreciation on investments and foreign currency translations	658,030,754
Other temporary differences*	(256,059)

Total	$661,152,401

*	Other temporary differences were primarily due to current year dividends payable.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2017:

	Cost/ Proceeds	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,719,702,506	$851,055,472	$(84,035,770)	$767,019,702

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2017, the Fund did not incur any income tax, interest, or penalty. As of June 30, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series A, Series B, Series C, Series D , Series E, and Series G Preferred Shares if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of each particular series of the Preferred Shares for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Preferred Shares for the period. For the six months ended June 30, 2017, the Fund’s total return on the NAV of the common shares exceeded the stated dividend rate or corresponding swap rate on each of the outstanding Preferred Shares. Thus, advisory fees with respect to the liquidation value of the Preferred Shares were accrued on these assets.

During the six months ended June 30, 2017, the Fund paid $63,735 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2017, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $8,060.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2017 the Fund paid or accrued $111,759 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Proxy Voting Committee Chairman receives an annual fee of $1,500, the Nominating Committee Chairman and the Lead Trustee each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2017, other than short term securities and U.S. Government obligations, aggregated $132,934,481, and $121,616,735, respectively.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2017, the Fund did not repurchase any common shares. During the year ended December 31, 2016, the Fund repurchased and retired 117,996 common shares in the open market at an investment of $2,017,929 and an average discount of approximately 13.73% from its NAV.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares (includes transaction costs)	—	—	(117,996)	$(2,017,929)

On July 1 2016, the Fund received net proceeds of $96,639,191 (after underwriting discounts of $3,150,000 and offering expenses of $213,809) from the public offering of 4,000,000 shares of 5.250% Series G Cumulative Preferred Shares.

As of June 30, 2017, after considering the issuance of Series G Preferred, the Fund has $400 million available for issuing additional common or preferred shares or notes under the current shelf registration.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A, Series B, Series C, Series D, Series E, and Series G Preferred Shares at redemption prices of $25, $25,000, $25,000, $25, $25,000, and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series B, Series C, and Series E Preferred Shares, the dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of Series B, Series C, and Series E Preferred Shares subject to bid orders by potential holders has been less than the number of shares of Series B, Series C, and Series E Preferred Shares subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series B, Series C, and Series E Preferred Shares for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate. The current maximum rate for Series B, Series C, and Series E Preferred Shares is 150, 150, and 250, respectively, basis points greater than the seven day

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Telerate/British Bankers Association LIBOR rate on the date of such auction. Existing Series B, Series C, and Series E Preferred shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market. There were no redemptions of Series B, Series C, and Series E Preferred Shares during the six months ended June 30, 2017.

The Fund may redeem in whole or in part the 5.875% Series A and 6.000% Series D Preferred Shares at the redemption price at any time. Commencing July 1, 2021 and at any time thereafter, the Fund, at its option, may redeem the 5.250% Series G Cumulative Preferred Shares in whole or in part at the redemption price. The Board has authorized the repurchase of Series A, Series D, and Series G Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2017 and the year ended December 31, 2016, the Fund did not repurchase any shares of Series A, Series D, or Series G Preferred Shares.

The Fund has the authority to purchase its auction rate and auction market preferred shares through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction rate or auction market preferred shares, and the timing and amount of any auction rate or auction market preferred shares purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected in the Fund’s discretion.

The following table summarizes Cumulative Preferred Share information:

Series	Issue Date	Issued/ Authorized	Number of Shares Outstanding at 06/30/17	Net Proceeds	2017 Dividend Rate Range	Dividend Rate at 06/30/17	Accrued Dividend at 06/30/17
A 5.875%	October 12, 2004	3,200,000	3,048,019	$77,280,971	Fixed Rate	5.875%	$62,177
B Auction Market	October 12, 2004	4,000	3,600	98,858,617	2.211% to 2.694%	2.689%	20,168
C Auction Market	October 12, 2004	4,800	4,320	118,630,341	2.212% to 2.695%	2.691%	8,073
D 6.000%	November 3, 2005	2,600,000	2,542,296	62,617,239	Fixed Rate	6.000%	52,965
E Auction Rate	November 3, 2005	5,400	4,860	133,379,387	3.211% to 3.692%	3.689%	24,901
G 5.250%	July 1, 2016	4,000,000	4,000,000	96,636,191	Fixed Rate	5.250%	72,917

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 9, 2017, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 15, 2017 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 15, 2017 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Frank J. Fahrenkopf, Jr., Anthonie C. van Ekris, and Salvatore J. Zizza as Trustees of the Fund. A total of 81,643,727 votes, 81,663,244 votes, and 81,647,046 votes were cast in favor of these Trustees, and a total of 2,239,772 votes, 2,220,256 votes, and 2,236,454 votes were withheld for these Trustees, respectively. In addition, preferred shareholders, voting as a separate class, elected Anthony J. Colavita, as a Trustee of the Fund. A total of 7,932,685 votes were cast in favor of this Trustee and a total of 236,668 votes were withheld for this Trustee.

Mario J. Gabelli, CFA, Edward T. Tokar, James P. Conn, Michael J. Melarkey, and Salvatore M. Salibello, CPA, continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollmentin the Plan

It is the policy of The Gabelli Dividend & Income Trust to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Dividend & Income Trust

c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940–3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI DIVIDEND & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Dividend & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello, CPA

Senior Partner,

Bright Side Consulting

Edward T. Tokar

Former Chief Executive Officer of Allied

Capital Management, LLC, &

Vice President of Honeywell International, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary &

Vice President

Agnes Mullady

Vice President

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GDV Q2/2017

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/17 through 01/31/17	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – 82,432,426 Preferred Series A –3,048,019 Preferred Series D – 2,542,296 Preferred Series G – 4,000,000
Month #2 02/01/17 through 02/28/17	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – 82,432,426 Preferred Series A –3,048,019 Preferred Series D – 2,542,296 Preferred Series G – 4,000,000
Month #3 03/01/17 through 03/31/17	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – 82,432,426 Preferred Series A –3,048,019 Preferred Series D – 2,542,296 Preferred Series G – 4,000,000
Month 04/01/17 through 04/30/17	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – 82,432,426 Preferred Series A –3,048,019 Preferred Series D – 2,542,296 Preferred Series G – 4,000,000
Month 05/01/17 through 05/31/17	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – 82,432,426 Preferred Series A –3,048,019 Preferred Series D – 2,542,296 Preferred Series G – 4,000,000

Month #6 06/01/17 through 06/30/17	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – 82,432,426 Preferred Series A –3,048,019 Preferred Series D – 2,542,296 Preferred Series G – 4,000,000
Total	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Dividend & Income Trust

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/24/2017

* Print the name and title of each signing officer under his or her signature.